INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 50,279	$ 23,640
Short term restricted cash	718	901
Bank deposits	145,728	230,483
Marketable securities	21,886	11,607
Trade receivables	1,075	513
Inventory	4,651	4,256
Prepaid expenses and other current assets	6,145	3,029
Total current assets	230,482	274,429
LONG-TERM ASSETS:
Marketable securities	27,303	38,289
Restricted deposits	2,482	0
Property and equipment, net	21,485	14,502
Operating lease right-of-use assets, net	27,361	0
Total long-term assets	78,631	52,791
Total assets	309,113	327,220
CURRENT LIABILITIES:
Trade payables	5,824	5,764
Advances from customers and deferred revenues	334	196
Employees and payroll accruals	8,439	8,997
Accrued expenses and other current liabilities	11,716	6,708
Operating lease liabilities	1,481	0
Total current liabilities	27,794	21,665
LONG-TERM LIABILITIES:
Advances from customers and deferred revenues	4,622	4,517
Other liabilities	0	597
Operating lease liabilities	25,914	0
Warrants liability	835	1,639
Total long-term liabilities	31,371	6,753
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of June 30, 2022 and December 31, 2021; Issued and outstanding: 135,271,769 and 134,098,120 shares as of June 30, 2022 and December 31, 2021, respectively	0	0
Additional paid-in capital	693,256	683,764
Accumulated deficit	(443,308)	(384,962)
Total shareholders' equity	249,948	298,802
Total liabilities and shareholders' equity	$ 309,113	$ 327,220